FAIR VALUE MEASUREMENT - Key assumptions (Details) - Level 3 - Recurring	Dec. 31, 2024 USD ($)
Expected volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0.6922
Put option liabilities, measurement input	0.6922
Expected volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	1.1818
Put option liabilities, measurement input	1.1818
Risk-free rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0.011
Put option liabilities, measurement input	0.011
Risk-free rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0.0211
Put option liabilities, measurement input	0.0211
Contractual term | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	1.33
Put option liabilities, measurement input	1.33
Contractual term | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	3.17
Put option liabilities, measurement input	3.17
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Call option asset, Measurement input	0
Put option liabilities, measurement input	0.00